Related parties - Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Short-term employee benefits	$ 6,829	$ 5,214
Post-employment benefits	977	583
Other long-term employee benefits	52	43
Share-based compensation expense (recovery)	(4,725)	40,668
Total	$ 3,133	$ 46,508